INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	May 31, 2021	May 31, 2020
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Aggregate revenue (2019-2021)				$ 39,668,764
Directly attributable costs				(27,810,215)
Deferred				$ 11,858,549
Tax rate	7.90%		16.24%	21.00%	21.00%
Tax expense	$ 324,265	$ 0	$ 793,322	$ 2,490,295	$ 0